Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 171,852	$ 196,447	$ 161,179
Fair value of the associated liabilities	137,351	166,118	124,083
Net position	$ 34,501	$ 30,329	$ 37,096